Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,000
Previously Paid Amount	0.00
Total Fee Amount	0.87
Total Offset Amount	0.00
Net Fee	0.87
Narrative - Max Aggregate Offering Price	$ 10,000
Final Prospectus	true